Financial risk management - Foreign Currency Exposure (Details) - Foreign currency contracts - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%	10.00%
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit before impact on non-fuctional foreign currency exchange exposure, appreciation	€ (9)	€ (8)	€ (8)
Profit before impact on non-functional foreign currency exchange exposure, depreciation	9	8	8
Pre-tax equity impact of non-functional foreign currency exchange exposure, appreciation	(33)	(6)	(29)
Pre-tax equity impact of non-functional foreign currency exchange exposure, depreciation	33	6	29
US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit before impact on non-fuctional foreign currency exchange exposure, appreciation	(8)	2	(1)
Profit before impact on non-functional foreign currency exchange exposure, depreciation	8	(2)	1
Pre-tax equity impact of non-functional foreign currency exchange exposure, appreciation	108	79	114
Pre-tax equity impact of non-functional foreign currency exchange exposure, depreciation	€ (108)	€ (79)	€ (114)